Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Aug. 31, 2021
Statement of cash flows [abstract]
Schedule Of Funds Flows From Continuing Operations

	2021 $	2020 $

Net income from operations	986	688

Adjustments to reconcile net income to funds flow from operations:

Amortization	1,221	1,220

Deferred income tax expense (recovery)	16	59

Share-based compensation	1	2

Defined benefit pension plans	2	1

Fair value adjustments for private investments	(27)	–

Net change in contract asset balances	47	(14)

Loss (gain) on disposal of fixed assets and intangibles	(3)	3

Loss on write-down of assets	–	7

Other	6	23

Funds flow from operations	2,249	1,989

Schedule Of Interest And Income Taxes Paid And Interest Received

	2021 $	2020 $

Interest paid	265	287

Income taxes paid (net of refunds)	174	134

Interest received	4	7

Schedule Of Non-Cash Transactions

	2021 $	2020 $

Issuance of Class B Shares:

Dividend reinvestment plan (note 20)	–	37